Pension and Other Postretirement Benefit Plans - Schedule of Benefit Obligation and Asset Data for Defined Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in Plan Assets
Fair value of plan assets at beginning of year	$ 67.2	$ 66.5
Fair value of plan assets assumed in the Warner Chilcott Acquisition	79.1
Other acquisition related activity	18.2
Reclassification to assets held for sale	(4.9)
Other contributions	1.9
Actuarial gain	4.5
Employer contribution	8.4
Return on plan assets	7.1	0.5
Benefits paid	(4.4)	(0.2)
Effects of exchange rate changes	2.2	0.4
Fair value of plan assets at end of year	179.3	67.2
Change in Benefit Obligation
Benefit obligation at beginning of year	90.9	89.9
Benefit obligation assumed in the Warner Chilcott Acquisition	97.5
Reclassification to assets held for sale	(10.4)
Other acquisition related activity	40.6
Contributions	2.0
Service cost	7.0
Interest cost	6.0	0.6
Actuarial (gain)	(1.1)
Benefit paid	(5.5)	(0.2)
Effects of exchange rate changes	4.2	0.6
Benefit obligation at end of year	231.2	90.9
Funded status at end of year	$ (51.9)	$ (23.7)